Related parties - Schedule of Disclosure of Transactions Between Liabilities and Receivables (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Related party transactions [abstract]
Collections	€ 3,767	€ 7,387
Payments	0	0
Net collections	3,767	7,387
Receivables	1,933	1,837
Liabilities	(3,976)	(7,905)
Net receivables (liabilities)	€ (2,043)	€ (6,068)